CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	$ 212	$ (18,403)	$ 112,211
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	7,219	(13,197)	2,440
Reclassification adjustment for exchange differences to statements of operations for subsidiaries deconsolidated (see Note 19)	215	(1,758)	672
Net exchange difference	7,434	(14,955)	3,112
Fair value gain (loss) on securities at fair value through other comprehensive income	150	(70)	(75)
Reclassification to statements of operations	(97)	66	(3)
Net fair value gain (loss) on securities at fair value through other comprehensive income	53	(4)	(78)
Other comprehensive (loss) income	7,487	(14,959)	3,034
Total comprehensive income (loss) for the year	7,699	(33,362)	115,245
Comprehensive loss (income) attributable to non-controlling interests	233	138	(277)
Comprehensive income (loss) attributable to owners of the parent company	$ 7,932	$ (33,224)	$ 114,968